Document and Entity Information	12 Months Ended
Apr. 05, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2011
Registrant Name	QUAKER INVESTMENT TRUST
Central Index Key	0000870355
Amendment Flag	false
Document Creation Date	Apr. 05, 2012
Document Effective Date	Apr. 05, 2012
Prospectus Date	Oct. 28, 2011